Item 1. Schedule of Investments

T. Rowe Price California Tax-Free Bond Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

CALIFORNIA 95.0%

Antioch PFA, 5.85%, 9/2/15	2,305	2,424
Brea Redev. Agency, 6.00%, 3/1/22	1,215	1,253
Burbank Glendale Pasadena Airport Auth.
5.00%, 7/1/25 (AMBAC Insured) #	1,000	1,021
California
5.375%, 6/1/26 (Prerefunded 6/1/06†) (FGIC Insured)	615	628
5.65%, 6/1/30 (Prerefunded 6/1/10†)	105	114
Economic Recovery
VRDN (Currently 3.04%)	1,995	1,995
5.25%, 7/1/13	4,625	5,073
Veterans Housing, 5.05%, 12/1/36 #	2,000	2,013
California, GO
5.00%, 3/1/17	500	531
5.25%, 4/1/29	1,000	1,048
5.375%, 6/1/26 (FGIC Insured)	475	484
5.375%, 6/1/26 (Prerefunded 6/1/06†) (FGIC Insured)	410	418
5.50%, 11/1/33	4,250	4,568
5.65%, 6/1/30	395	423
5.75%, 10/1/10	1,500	1,639
Kindergarten Univ. Public B1, VRDN (Currently 2.96%)	600	600
California Dept. of Veteran Affairs, 5.50%, 12/1/19 #	2,625	2,747
California Dept. of Water Resources
7.00%, 12/1/11	1,265	1,493
7.00%, 12/1/11 (Escrowed to Maturity)	465	550
7.00%, 12/1/12	730	876
7.00%, 12/1/12 (Escrowed to Maturity)	270	324
Power Supply
5.25%, 5/1/09 (MBIA Insured)	3,000	3,183
5.50%, 5/1/14 (AMBAC Insured)	3,750	4,148
5.75%, 5/1/17	1,300	1,460
California EFA
Loyola Marymount, Zero Coupon, 10/1/13
(Prerefunded 10/1/09†) (MBIA Insured)	4,000	2,808
Santa Clara Univ., 5.00%, 9/1/23 (MBIA Insured)	1,000	1,081
Scripps College, 5.25%, 8/1/21	2,000	2,094
Univ. of Southern California, 5.50%, 10/1/27	3,545	3,793
California HFA
Cedars-Sinai Medical Center
5.00%, 11/15/16	350	369
5.00%, 11/15/27	1,000	1,014
6.125%, 12/1/19 (Prerefunded 12/1/09†)	2,000	2,219
Sutter Health, 6.25%, 8/15/31	2,000	2,222
California Housing Fin. Agency, 6.70%, 8/1/15	806	809
California Infrastructure & Economic Dev. Bank
Gladstone Institutes, 5.25%, 10/1/34	2,500	2,548
Kaiser Permanente, 5.55%, 8/1/31	2,500	2,608
Scripps Research Institute, 5.75%, 7/1/30	1,000	1,052
California Muni Fin. Auth. IDRB, Waste Management
4.10%, 9/1/14 (Tender 9/1/09) #	2,000	1,996
California Pollution Control Fin. Auth.
Pacific Gas & Electric, 3.50%, 12/1/23
(Tender 6/1/07) (FGIC Insured) #	2,000	1,996
Waste Management
5.00%, 6/1/18 (Tender 6/1/08)	2,100	2,151
5.10%, 6/1/18 (Tender 6/1/08) #	1,000	1,026
5.125%, 11/1/23 #	3,000	3,036
5.40%, 4/1/25 #	1,000	1,025
California Public Works Board
5.00%, 1/1/21	3,745	3,892
5.25%, 3/1/21 (AMBAC Insured)	2,455	2,597
Butterfield, 5.00%, 6/1/17	1,000	1,051
Dept. of Corrections
5.25%, 6/1/28	1,000	1,041
5.50%, 6/1/23	2,000	2,143
Mental Health, 5.50%, 6/1/23	2,500	2,679
Mental Health, Coalinga, 5.125%, 6/1/29	250	256
Univ. of California Regents, 5.50%, 6/1/14	2,000	2,204
California State Univ. Trustees
5.50%, 11/1/16 (AMBAC Insured)	1,500	1,659
California Statewide CDA
Chevron, VRDN (Currently 3.02%) #	500	500
Daughters of Charity Health
5.25%, 7/1/24	1,760	1,811
5.25%, 7/1/30	1,600	1,627
5.25%, 7/1/35	2,000	2,026
Kaiser Permanente
5.50%, 11/1/32	2,750	2,848
TECP, 2.70%, 12/8/05	1,500	1,500
Memorial Health Services, 6.00%, 10/1/23	2,000	2,197
Sutter Health, 5.50%, 8/15/28	1,430	1,494
California Tobacco Securitization Agency
Tobacco Gold Country Funding, 5.75%, 6/1/27	455	468
Capistrano Unified School Dist. No. 90-2
5.875%, 9/1/23	1,000	1,060
6.00%, 9/1/32	1,250	1,312
Capistrano Unified School Dist., Special Tax
5.00%, 9/1/24 (FGIC Insured)	4,000	4,156
Castaic Lake Water Agency
7.00%, 8/1/12 (MBIA Insured)	1,000	1,190
7.00%, 8/1/13 (MBIA Insured)	1,700	2,052
Castaic Union School Dist., GO
Zero Coupon, 5/1/18 (FGIC Insured)	4,175	2,315
Chula Vista, Multi-Family Housing, 7.50%, 1/1/32 #	4,020	4,099
Chula Vista Industrial Dev. PCR
San Diego Gas & Electric
5.00%, 12/1/27	2,000	2,014
5.50%, 12/1/21 #	3,000	3,162
East Palo Alto Redev. Agency, Univ. Circle Gateway/101 Corridor
6.625%, 10/1/29	1,500	1,592
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	1,000	1,038
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/17 (Escrowed to Maturity)	2,000	1,236
STEP, 6.95%, 1/1/07 (Escrowed to Maturity)	1,000	1,040
Golden Gate Bridge, Highway and Transportation Dist.
TECP, 2.70%, 12/6/05	1,300	1,300
Golden State Tobacco Securitization Corp.
Tobacco Settlement
5.00%, 6/1/45	1,500	1,491
5.625%, 6/1/38 (Prerefunded 6/1/13†)	5,500	6,132
Inland Empire Solid Waste Fin. Auth., 6.25%, 8/1/11
(Escrowed to Maturity) (FSA Insured) #	1,000	1,077
Intermodal Container Transfer Fac., Long Beach Harbor
5.75%, 11/1/14 (AMBAC Insured)	1,500	1,691
Jefferson Union High School Dist., GO
6.45%, 8/1/25 (MBIA Insured)	1,250	1,586
6.45%, 8/1/29 (MBIA Insured)	1,000	1,287
Kern County Union High School Dist., GO, 7.00%, 8/1/10
(Escrowed to Maturity) (MBIA Insured)	1,000	1,155
Lincoln, Community Fac. Dist. No. 2003-1, 6.00%, 9/1/34	500	530
Loma Linda, Univ. Medical Center, 5.00%, 12/1/22	1,000	1,017
Long Beach Harbor
VRDN (Currently 3.08%) #	1,000	1,000
5.25%, 5/15/23 #	3,000	3,108
5.50%, 5/15/16 (MBIA Insured) #	2,500	2,726
6.00%, 5/15/17 (FGIC Insured) #	1,000	1,135
TECP, 2.87%, 2/9/06 #	700	700
Los Angeles County Metropolitan Transportation Auth.
6.00%, 7/1/26 (Prerefunded 7/1/06†) (MBIA Insured)	2,000	2,053
Los Angeles County Public Works Fin. Auth., Rowland Heights
5.50%, 10/1/18 (FSA Insured)	1,500	1,670
Los Angeles County Sanitation Dist. Fin. Auth.
5.00%, 10/1/23 (FGIC Insured)	1,715	1,805
Los Angeles Harbor
5.50%, 8/1/19 (AMBAC Insured) #	2,000	2,131
7.60%, 10/1/18 (Escrowed to Maturity)	3,585	4,417
Los Angeles Unified School Dist., 5.375%, 7/1/25
(Prerefunded 7/1/10†) (FGIC Insured)	1,500	1,628
Los Angeles Unified School Dist., GO
VRDN (Currently 3.06%) (FSA Insured)	1,000	1,000
Los Angeles Wastewater, 5.00%, 6/1/25 (FGIC Insured)	2,500	2,598
Midpeninsula Regional Open Space Auth.
5.90%, 9/1/14 (AMBAC Insured)	1,250	1,289
Modesto Irrigation Dist., 6.00%, 10/1/15 (MBIA Insured)	1,500	1,564
Mojave Water Agency Improvement Dist., GO
5.75%, 9/1/15 (FGIC Insured)	2,000	2,077
Newport Beach, Hoag Memorial Hosp., VRDN (Currently 2.94%)	300	300
Orange County, COP
5.875%, 7/1/19 (Prerefunded 7/1/06†) (MBIA Insured)	6,000	6,214
6.00%, 7/1/26 (Prerefunded 7/1/06†) (MBIA Insured)	3,070	3,181
Orange County Community Fac. Dist., Ladera Ranch
6.00%, 8/15/32	1,000	1,111
Orange County Sanitation Dist., VRDN (Currently 2.95%)
(AMBAC Insured)	200	200
Pasadena, 6.25%, 1/1/18	2,740	3,130
Placentia PFA, 5.75%, 9/1/15 (AMBAC Insured)	3,160	3,598
Placentia-Yorba Linda Unified School Dist., GO
5.375%, 8/1/18 (FGIC Insured)	1,000	1,088
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (MBIA Insured)	1,000	1,152
Port of Oakland, 5.75%, 11/1/29 (FGIC Insured) #	5,000	5,309
Poway Community Fac. Dist. No. 88-1, 6.75%, 8/15/15	800	868
Riverside County Community College, 5.50%, 8/1/29
(Prerefunded 8/1/14†) (MBIA Insured)	3,215	3,620
Riverside County Community College, GO
5.50%, 8/1/29 (MBIA Insured)	35	38
Riverside County PFA
5.00%, 10/1/23 (XLCA Insured)	3,625	3,770
5.625%, 10/1/33	995	1,023
5.625%, 10/1/33 (Prerefunded 10/1/06†)	405	421
Sacramento City Fin. Auth.
5.00%, 12/1/26 (Prerefunded 6/1/11†) (AMBAC Insured)	2,000	2,146
5.40%, 11/1/20	6,000	6,550
Capital Improvement, 5.625%, 6/1/30 (Prerefunded 6/1/10†)	1,350	1,489
Sacramento Hotel, 6.25%, 1/1/30	1,500	1,565
Sacramento Municipal Utility Dist., 5.25%, 8/15/18 (FSA Insured)	4,155	4,491
Saddleback Valley Unified School Dist. PFA, 6.00%, 9/1/15
(FSA Insured)	1,375	1,588
San Francisco Bay Area Rapid Transit
5.25%, 7/1/16 (AMBAC Insured)	280	301
5.25%, 7/1/16 (Prerefunded 7/1/11†) (AMBAC Insured)	790	858
5.25%, 7/1/18	495	521
5.25%, 7/1/18 (Prerefunded 7/1/08†)	885	938
San Francisco Bay Area Rapid Transit, GO, 5.00%, 8/1/26	1,720	1,803
San Francisco City and County Redev., Mission Bay South
5.15%, 8/1/35	1,200	1,174
San Jose, El Parador Apartments, 6.10%, 1/1/31 #	1,735	1,816
San Jose Fin. Auth., TECP, 2.60%, 12/1/05	2,000	2,000
San Jose Redev. Agency, 5.00%, 8/1/17 (MBIA Insured)	2,500	2,672
Santa Clara County Fin. Auth., 7.75%, 11/15/11
(AMBAC Insured)	1,000	1,215
Santa Clara Redev. Agency, 7.00%, 7/1/10 (AMBAC Insured)	3,000	3,277
Santa Clara Valley Transit Dist., 5.50%, 4/1/36
(Tender 10/2/06) (AMBAC Insured)	1,000	1,019
Solano County, COP, 5.25%, 11/1/24 (MBIA Insured)	2,500	2,665
South Orange County PFA, 7.00%, 9/1/07 (MBIA Insured)	2,000	2,125
Southern California Public Power Auth.
6.75%, 7/1/10	2,100	2,354
6.75%, 7/1/12	1,700	1,963
Sunnyvale, Solid Waste Management, 5.50%, 10/1/17
(AMBAC Insured) #	1,890	2,032
Torrance, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	545
Tulare County Public Fac. Corp., 6.00%, 2/15/16
(Prerefunded 2/15/06†) (MBIA Insured)	1,000	1,026
Univ. of California Regents, VRDN (Currently 3.06%)
(MBIA Insured)	200	200
Vernon Electric
Malburg Generating Station
5.30%, 4/1/26 (Prerefunded 4/1/08†)	1,000	1,047
5.50%, 4/1/33 (Prerefunded 4/1/08†)	1,500	1,577
West Hollywood Community Dev., East Side Redev.
5.75%, 9/1/33	1,000	1,037
Whittier Health Fac., Presbyterian Intercommunity Hosp.
5.60%, 6/1/22	2,500	2,646
Total California (Cost $255,331)		268,949

PUERTO RICO 3.3%

Children's Trust Fund, 5.75%, 7/1/09 (Escrowed to Maturity)	2,000	2,154
Puerto Rico Electric Power Auth., 5.00%, 7/1/08	3,000	3,090
Puerto Rico Ind., Tourist, Ed., Medical & Environmental Fac. Ascension
Health, 6.375%, 11/15/15	500	558
Puerto Rico Infrastucture Fin. Auth., 5.50%, 10/1/20
(Escrowed to Maturity)	2,000	2,177
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12†)	1,120	1,226
Total Puerto Rico (Cost $8,798)		9,205

U. S. VIRGIN ISLANDS 1.0%

Virgin Islands PFA
5.00%, 10/1/11	1,000	1,059
5.00%, 10/1/13	1,045	1,110
Hovensa Refinery, 5.875%, 7/1/22 #	500	538
Total U. S. Virgin Islands (Cost $2,659)		2,707

Total Investments in Securities
99.3% of Net Assets (Cost $266,788)		$280,861

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
†	Used in determining portfolio maturity
AMBAC	AMBAC Assurance Corp.
CDA	Community Development Administration/Authority
COP	Certificates of Participation
EFA	Educational Facility Authority
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HFA	Health Facility Authority
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
PFA	Public Finance Authority
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end
XLCA	XL Capital Assurance Inc.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Bond Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and California state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade California municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $266,621,000. Net unrealized gain aggregated $14,240,000 at period-end, of which $14,725,000 related to appreciated investments and $485,000 related to depreciated investments.

T. Rowe Price California Tax-Free Money Fund
Unaudited	November 30, 2005
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)

CALIFORNIA 103.4%

ABAG Fin. Auth. for Nonprofit Corp.
Point Loma Nazarene Univ., VRDN (Currently 3.12%)	1,500	1,500
Young Men's Christian Assoc. of San Francisco YMCA
VRDN (Currently 3.02%)	3,795	3,795
The Urban School of San Francisco, VRDN (Currently 3.02%)	1,300	1,300
Affordable Housing Agency, Westridge Hilltop
VRDN (Currently 3.02%)	1,450	1,450
California, Economic Recovery
VRDN (Currently 2.95%) (XLCA Insured)	1,000	1,000
California, GO
VRDN (Currently 3.06%) (AMBAC Insured)	2,000	2,000
VRDN (Currently 3.07%) (Tender 1/18/06)	2,500	2,500
RAN, 4.50%, 6/30/06	5,000	5,042
California Dept. of Water Resources
Power Supply
VRDN (Currently 3.06%) (AMBAC Insured)	4,395	4,395
VRDN (Currently 3.17%) (Tender 2/16/06)	2,000	2,000
VRDN (Currently 3.20%) (Tender 1/12/06)	3,000	3,000
California EFA
Stanford Univ. VRDN (Currently 3.04%)	3,000	3,000
Univ. of San Francisco, VRDN (Currently 2.96%)	2,410	2,410
California HFA
Adventist Health/West
VRDN (Currently 2.95%) (MBIA Insured)	1,265	1,265
Northern California Presbyterian Homes & Services
VRDN (Currently 2.97%)	3,945	3,945
Scripps Health, VRDN (Currently 2.98%)	2,260	2,260
Sutter Health, VRDN (Currently 2.95%) (AMBAC Insured)	500	500
California Housing Fin. Agency
Home Mortgage Program
VRDN (Currently 3.00%) #	2,975	2,975
VRDN (Currently 3.11%) #	2,100	2,100
California Infrastructure & Economic Dev. Bank
Salvation Army West, TECP, 2.85%, 5/3/06	3,000	3,000
California Statewide CDA
ChevronTexaco, VRDN (Currently 2.94%)	300	300
Kaiser Permanente
VRDN (Currently 2.97%)	6,750	6,750
TECP, 2.70%, 12/8/05	1,900	1,900
Elsinore Valley Municipal Water Dist.
VRDN (Currently 2.93%) (FGIC Insured)	2,000	2,000
Golden Gate Bridge, Highway & Transportation Dist., TECP
2.70, 12/6/05	2,000	2,000
3.05%, 2/9/06	3,000	3,000
Grand Terrace Community Redev. Agency
Mount Vernon Villas Multi-Family, VRDN (Currently 2.96%)	3,095	3,095
Long Beach Harbor
VRDN (Currently 3.08%) #	1,000	1,000
3.50%, 5/15/06 #	1,000	1,001
4.00%, 5/15/06 (MBIA Insured) #	2,000	2,010
5.50%, 5/15/06 (FGIC Insured) #	600	606
TECP, 2.87, 2/9/06 #	2,300	2,300
TECP, 3.05%, 2/9/06 #	1,000	1,000
Los Angeles, GO, VRDN (Currently 3.06%) (FGIC Insured)	1,060	1,060
Los Angeles Airport, TECP, 2.78%, 12/2/05 #	5,000	5,000
Los Angeles Community Redev. Agency
Lard Security Building, VRDN (Currently 3.02%) #	2,000	2,000
Promenade Towers, VRDN (Currently 3.02%)	2,150	2,150
Los Angeles County, GO, TRAN, 4.00%, 6/30/06	2,000	2,011
Los Angeles Dept. of Water & Power
VRDN (Currently 3.01%)	300	300
Los Angeles Municipal Improvement Corp., TECP
2.85%, 2/8/06	3,000	3,000
Los Angeles Unified School Dist., GO
VRDN (Currently 3.06%) (FSA Insured)	2,100	2,100
Orange County Sanitation Dist.
VRDN (Currently 2.97%) (AMBAC Insured)	1,850	1,850
Port of Oakland, VRDN (Currently 3.08%) (FGIC Insured) #	2,000	2,000
San Diego County Water Auth., TECP, 2.85%, 2/8/06	2,000	2,000
San Francisco Public Utilities Commission, TECP
3.00%, 2/8/06	2,000	2,000
San Jose Fin. Auth., TECP, 2.82%, 2/1/06	2,443	2,443
Santa Maria Joint Union High School Dist.
VRDN (Currently 3.02%)	1,385	1,385
Univ. of California Regents
VRDN (Currently 3.06%) (MBIA Insured)	1,700	1,700
TECP, 2.80%, 2/2/06	2,960	2,960

Total California (Cost $110,358)		110,358

PUERTO RICO 0.9%
Puerto Rico Electric Power Auth.
VRDN (Currently 3.07%) (FGIC Insured)	1,000	1,000
Total Puerto Rico (Cost $1,000)		1,000

Total Investments in Securities
104.3% of Net Assets (Cost $111,358)		$111,358

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
AMBAC	AMBAC Assurance Corp.
CDA	Community Development Administration/Authority
EFA	Educational Facility Authority
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HFA	Health Facility Authority
MBIA	MBIA Insurance Corp.
RAN	Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end
XLCA	XL Capital Assurance Inc.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Money Fund
Unaudited	November 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At November 30, 2005, the cost of investments for federal income tax purposes was $111,358,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2006